Leases (Tables)	9 Months Ended
Sep. 30, 2020
Leases [Abstract]
Lease, Cost [Table Text Block]	The following table summarizes lease cost for the nine months ended September 30, 2020 (in thousands):

Operating lease costs	$16,091
Variable lease costs	$9,932
Sublease Income	$14,616

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturities of operating lease liabilities for charter-in contracts with initial noncancelable terms in excess of one year at September 30, 2020 are as follows (in thousands):

Year
2020 *	$6,361
2021	12,236
2022	—
2023	—
2024	—
Thereafter	—
Total lease payments	$18,597
Less: Imputed interest **	(228)
Total present value of operating lease liabilities	$18,369
Less: Short-term portion	(18,234)
Long-term operating lease liabilities	$135

*For remaining three months ended December 31, 2020
**Based on incremental borrowing rate of